REGULATORY REQUIREMENT (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
REGULATORY REQUIREMENT
Net Capital	$ 335,110,383	$ 270,652,934
Requirement	47,480,603	26,998,233
Excess Net Capital	287,629,780	243,654,701
TradeUp Securities
REGULATORY REQUIREMENT
Net Capital	158,727,445	137,305,133
Requirement	11,128,558	9,057,010
Excess Net Capital	147,598,887	128,248,123
Tiger Brokers SG
REGULATORY REQUIREMENT
Net Capital	146,700,328	110,726,224
Requirement	32,048,750	17,181,893
Excess Net Capital	114,651,578	93,544,331
Tiger Brokers HK
REGULATORY REQUIREMENT
Net Capital	21,565,377	13,014,036
Requirement	3,878,298	384,541
Excess Net Capital	17,687,079	12,629,495
US Tiger Securities
REGULATORY REQUIREMENT
Net Capital	5,951,945	8,705,756
Requirement	250,000	250,000
Excess Net Capital	5,701,945	8,455,756
TBAU
REGULATORY REQUIREMENT
Net Capital	2,165,288	901,785
Requirement	174,997	124,789
Excess Net Capital	$ 1,990,291	$ 776,996